Principal Accounting Policies - Summary of Useful Lives of Intangible Assets (Detail)	Dec. 31, 2025
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	11 years
Non-compete commitment [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	8 years
Intelligent Driving Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years